8. Stock Options (Details 2)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Number of Options Outstanding, Beginning	2,000	2,000
Number of Options Exercisable	2,000	2,000
Number of Options Available for Grant	48,000	48,000
Weighted Average Exercise Price Outstanding, Beginning	$ 51.00
Weighted Average Exercise Price Exercisable	$ 51.00
Weighted Average Remaining Contractual Life (in years) Exercisable	5 years 6 months	5 years 6 months
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Exercisable